ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022	Jul. 18, 2016
Product Information [Line Items]
Loans payable	$ 32,427,346		$ 31,254,345	$ 26,233,598	$ 3,500
Allowance for Doubtful Accounts Receivable	16,000		39,000	33,890
Inventory valuation reserves	$ 195,000		$ 195,000	65,000
Depreciation life	48 months		48 months
Deferred development costs	$ 0		$ 0	$ 0
Description of deferred tax assets and liabilities	The Company’s gross deferred tax assets were revalued based on the reduction in the federal statutory tax rate from 35% to 21%.		The Company’s gross deferred tax assets were revalued based on the reduction in the federal statutory tax rate from 35% to 21%.
Minimum [Member]
Product Information [Line Items]
Fixed assets, useful life	3 years		3 years
Maximum [Member]
Product Information [Line Items]
Fixed assets, useful life	5 years		5 years
Two Customer [Member]
Product Information [Line Items]
Percentage of revenue		29.00%	45.00%	43.00%
Three Customer [Member]
Product Information [Line Items]
Percentage of revenue	57.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable	51.00%		48.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable		59.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable				63.00%
Controller [Member]
Product Information [Line Items]
Loans additions	$ 28,090,506		$ 26,540,506	$ 21,709,459
Loans percentage	87.00%		85.00%	83.00%